TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
58,909	FlexShares Global Upstream Natural Resources Index Fund	$ 2,131,917
166,346	SPDR Portfolio S&P 400 Mid Cap ETF	7,611,993
38,228	SPDR Portfolio S&P 500 Growth ETF	2,156,059
56,415	SPDR Portfolio S&P 500 Value ETF	2,138,129
155,207	SPDR Portfolio S&P 600 Small Cap ETF	6,560,600
195,983	Vanguard FTSE Developed Markets ETF(a)	9,624,725
124,837	Vanguard FTSE Emerging Markets ETF	6,497,766
19,121	Vanguard Global ex-U.S. Real Estate ETF	1,066,187
11,643	Vanguard Real Estate ETF	1,069,526
36,894	Vanguard S&P 500 ETF	13,440,483
13,158	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	535,399
		52,832,784

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,080,961)	52,832,784

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.0%
	COLLATERAL FOR SECURITIES LOANED - 11.9%
6,392,806	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $6,392,806)(b)	6,392,806

	MONEY MARKET FUNDS - 3.1%
1,669,937	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,669,937)(b)	1,669,937

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,062,743)	8,062,743

	TOTAL INVESTMENTS - 113.0% (Cost $50,143,704)	$ 60,895,527
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%	(6,999,215)
	NET ASSETS - 100.0%	$ 53,896,312

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $6,354,738. The loaned securities were secured with cash collateral of $6,392,806 and non-cash collateral of $94,353. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.9%
41,612	FlexShares Global Upstream Natural Resources Index Fund	$ 1,505,938
55,334	SPDR Portfolio S&P 400 Mid Cap ETF(a)	2,532,084
18,113	SPDR Portfolio S&P 500 Growth ETF	1,021,573
93,021	SPDR Portfolio S&P 500 Value ETF	3,525,496
48,105	SPDR Portfolio S&P 600 Small Cap ETF	2,033,398
82,009	Vanguard FTSE Developed Markets ETF	4,027,462
58,564	Vanguard FTSE Emerging Markets ETF(a)	3,048,256
27,065	Vanguard Global ex-U.S. Real Estate ETF	1,509,144
16,381	Vanguard Real Estate ETF	1,504,759
12,535	Vanguard S&P 500 ETF	4,566,501
		25,274,611
	FIXED INCOME - 48.1%
31,192	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,056,520
66,162	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,027,204
80,806	SPDR Portfolio Short Term Corporate Bond ETF	2,530,036
49,627	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,522,556
22,535	Vanguard Intermediate-Term Treasury ETF	1,515,028
18,998	Vanguard Mortgage-Backed Securities ETF(a)	1,013,923
117,808	Vanguard Short-Term Inflation-Protected Securities ETF	6,071,824
49,322	Vanguard Short-Term Treasury ETF	3,034,289
8,796	Vanguard Total International Bond ETF(a)	502,428
40,718	Xtrackers USD High Yield Corporate Bond ETF(a)	2,035,493
		24,309,301

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,317,020)	49,583,912

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.4%
	COLLATERAL FOR SECURITIES LOANED - 6.4%
3,216,487	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $3,216,487)(b)	3,216,487

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.4% (Continued)
	MONEY MARKET FUNDS - 2.0%
1,008,889	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,008,889)(b)	$ 1,008,889

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,225,376)	4,225,376

	TOTAL INVESTMENTS - 106.4% (Cost $47,542,396)	$ 53,809,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%	(3,239,550)
	NET ASSETS - 100.0%	$ 50,569,738

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $10,626,083. The loaned securities were secured with cash collateral of $3,216,487 and non-cash collateral of $7,648,006. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 30.1%
11,297	FlexShares Global Upstream Natural Resources Index Fund	$ 408,838
18,373	SPDR Portfolio S&P 400 Mid Cap ETF	840,748
7,377	SPDR Portfolio S&P 500 Growth ETF	416,063
21,872	SPDR Portfolio S&P 500 Value ETF	828,949
10,001	SPDR Portfolio S&P 600 Small Cap ETF	422,742
21,046	Vanguard FTSE Developed Markets ETF	1,033,570
4,022	Vanguard FTSE Emerging Markets ETF(a)	209,345
7,436	Vanguard Global ex-U.S. Real Estate ETF	414,631
4,468	Vanguard Real Estate ETF	410,430
3,430	Vanguard S&P 500 ETF	1,249,550
		6,234,866
	FIXED INCOME - 68.0%
11,202	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,456,820
8,137	PIMCO Enhanced Short Maturity Active ETF	829,242
40,606	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF(a)	1,244,168
59,644	SPDR Portfolio Short Term Corporate Bond ETF	1,867,454
13,536	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	415,284
15,367	Vanguard Intermediate-Term Treasury ETF	1,033,123
7,773	Vanguard Mortgage-Backed Securities ETF(a)	414,845
64,367	Vanguard Short-Term Inflation-Protected Securities ETF	3,317,475
30,326	Vanguard Short-Term Treasury ETF	1,865,656
14,483	Vanguard Total International Bond ETF(a)	827,269
16,637	Xtrackers USD High Yield Corporate Bond ETF(a)	831,684
		14,103,020

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,414,444)	20,337,886

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.5%
	COLLATERAL FOR SECURITIES LOANED - 9.3%
1,933,702	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,933,702)(b)	1,933,702

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.5% (Continued)
	MONEY MARKET FUNDS - 2.2%
459,873	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $459,873)(b)	$ 459,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,393,575)	2,393,575

	TOTAL INVESTMENTS - 109.6% (Cost $20,808,019)	$ 22,731,461
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%	(1,983,064)
	NET ASSETS - 100.0%	$ 20,748,397

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $3,841,456. The loaned securities were secured with cash collateral of $1,933,702 and non-cash collateral of $1,996,563. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY – 85.0%
68,902	FlexShares Global Upstream Natural Resources Index Fund	$ 2,493,563
150,450	SPDR Portfolio S&P 400 Mid Cap ETF	6,884,592
44,987	SPDR Portfolio S&P 500 Growth ETF	2,537,267
82,520	SPDR Portfolio S&P 500 Value ETF	3,127,508
118,739	SPDR Portfolio S&P 600 Small Cap ETF	5,019,098
216,005	Vanguard FTSE Developed Markets ETF	10,608,006
109,181	Vanguard FTSE Emerging Markets ETF(a)	5,682,871
33,780	Vanguard Global ex-U.S. Real Estate ETF	1,883,573
13,562	Vanguard Real Estate ETF	1,245,805
36,283	Vanguard S&P 500 ETF	13,217,896
15,484	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	630,044
		53,330,223
	FIXED INCOME - 13.0%
9,689	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,260,054
41,086	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,260,518
11,796	Vanguard Mortgage-Backed Securities ETF(a)	629,553
36,575	Vanguard Short-Term Inflation-Protected Securities ETF	1,885,076
20,454	Vanguard Short-Term Treasury ETF	1,258,330
37,928	Xtrackers USD High Yield Corporate Bond ETF(a)	1,896,021
		8,189,552

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,564,546)	61,519,775

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.6%
	COLLATERAL FOR SECURITIES LOANED - 1.6%
1,001,395	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,001,395)(b)	1,001,395

	MONEY MARKET FUNDS - 2.0%
1,258,379	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,258,379)(b)	1,258,379

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,259,774)	2,259,774
TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	TOTAL INVESTMENTS - 101.6% (Cost $50,824,320)	$ 63,779,549
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(1,024,848)
	NET ASSETS - 100.0%	$ 62,754,701

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $9,360,379. The loaned securities were secured with cash collateral of $1,001,395 and non-cash collateral of $8,581,052. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 64.9%
84,801	FlexShares Global Upstream Natural Resources Index Fund	$ 3,068,948
134,665	SPDR Portfolio S&P 400 Mid Cap ETF(a)	6,162,270
27,683	SPDR Portfolio S&P 500 Growth ETF	1,561,321
60,929	SPDR Portfolio S&P 500 Value ETF(a)	2,309,209
109,477	SPDR Portfolio S&P 600 Small Cap ETF	4,627,593
187,650	Vanguard FTSE Developed Markets ETF	9,215,492
104,511	Vanguard FTSE Emerging Markets ETF(a)	5,439,798
41,538	Vanguard Global ex-U.S. Real Estate ETF	2,316,159
16,691	Vanguard Real Estate ETF	1,533,235
38,235	Vanguard S&P 500 ETF	13,929,010
		50,163,035
	FIXED INCOME - 33.1%
29,888	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,886,934
222,790	SPDR Portfolio Short Term Corporate Bond ETF	6,975,556
50,565	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,551,334
11,480	Vanguard Intermediate-Term Treasury ETF	771,800
29,035	Vanguard Mortgage-Backed Securities ETF(a)	1,549,598
90,025	Vanguard Short-Term Inflation-Protected Securities ETF	4,639,889
25,172	Vanguard Short-Term Treasury ETF	1,548,581
13,524	Vanguard Total International Bond ETF(a)	772,491
77,684	Xtrackers USD High Yield Corporate Bond ETF(a)	3,883,423
		25,579,606

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,591,625)	75,742,641

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.2%
	COLLATERAL FOR SECURITIES LOANED - 7.2%
5,577,172	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $5,577,172)(b)	5,577,172

	MONEY MARKET FUNDS - 2.0%
1,527,571	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,527,571)(b)	1,527,571

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.2% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,104,743)	$ 7,104,743

	TOTAL INVESTMENTS - 107.2% (Cost $69,696,368)	$ 82,847,384
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%	(5,584,361)
	NET ASSETS - 100.0%	$ 77,263,023

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $15,851,940. The loaned securities were secured with cash collateral of $5,577,172 and non-cash collateral of $10,637,699. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 45.0%
351,568	FlexShares Global Upstream Natural Resources Index Fund			$ 12,723,246
465,281	SPDR Portfolio S&P 400 Mid Cap ETF			21,291,259
153,024	SPDR Portfolio S&P 500 Growth ETF(a)			8,630,554
785,861	SPDR Portfolio S&P 500 Value ETF			29,784,131
402,880	SPDR Portfolio S&P 600 Small Cap ETF			17,029,738
691,505	Vanguard FTSE Developed Markets ETF			33,959,810
495,211	Vanguard FTSE Emerging Markets ETF(a)			25,775,733
229,614	Vanguard Global ex-U.S. Real Estate ETF			12,803,277
138,386	Vanguard Real Estate ETF			12,712,138
105,897	Vanguard S&P 500 ETF			38,578,276
				213,288,162
	FIXED INCOME - 43.3%
264,319	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)			34,374,686
558,965	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF			17,126,688
684,195	SPDR Portfolio Short Term Corporate Bond ETF			21,422,145
419,247	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			12,862,498
190,389	Vanguard Intermediate-Term Treasury ETF			12,799,852
160,525	Vanguard Mortgage-Backed Securities ETF			8,567,219
993,177	Vanguard Short-Term Inflation-Protected Securities ETF			51,188,343
417,453	Vanguard Short-Term Treasury ETF			25,681,709
75,078	Vanguard Total International Bond ETF(a)			4,288,455
343,535	Xtrackers USD High Yield Corporate Bond ETF(a)			17,173,315
				205,484,910

	TOTAL EXCHANGE-TRADED FUNDS (Cost $345,578,174)			418,773,072

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 20.4%
	COLLATERAL FOR SECURITIES LOANED - 8.8%
41,561,301	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $41,561,301)(b)			41,561,301

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 20.4% (Continued)
	MONEY MARKET FUNDS - 11.6%
55,213,091	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $55,213,091)(b)			$ 55,213,091

	TOTAL SHORT-TERM INVESTMENTS (Cost $96,774,392)			96,774,392

	TOTAL INVESTMENTS - 108.7% (Cost $442,352,566)		$ 515,547,464
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%			(41,357,084)
	NET ASSETS - 100.0%			$ 474,190,380

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
210	CBOT 5 Year US Treasury Note	06/30/2021	$ 25,913,580	$ (333,138)
3	CME E-Mini Russell 2000 Index Futures	06/18/2021	333,375	2,545
10	CME E-Mini Standard & Poor's 500 Index Futures	06/18/2021	1,983,700	11,212
2	CME E-Mini Standard & Poor's MidCap 400 Index Futures	06/18/2021	521,060	3,460
9	ICE US Mini MSCI EAFE Index Futures	06/18/2021	986,400	765
14	ICE US MSCI Emerging Markets EM Index Futures	06/18/2021	925,750	11,020
	TOTAL FUTURES CONTRACTS		$ (304,136)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $73,010,933. The loaned securities were secured with cash collateral of $41,561,301 and non-cash collateral of $33,065,701. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 76.5%
791,904	FlexShares Global Upstream Natural Resources Index Fund			$ 28,659,006
1,728,960	SPDR Portfolio S&P 400 Mid Cap ETF(a)			79,117,210
517,026	SPDR Portfolio S&P 500 Growth ETF(a)			29,160,266
948,283	SPDR Portfolio S&P 500 Value ETF			35,939,926
1,361,089	SPDR Portfolio S&P 600 Small Cap ETF			57,533,232
2,482,404	Vanguard FTSE Developed Markets ETF			121,910,860
1,254,766	Vanguard FTSE Emerging Markets ETF(a)			65,310,570
387,899	Vanguard Global ex-U.S. Real Estate ETF			21,629,248
155,844	Vanguard Real Estate ETF			14,315,830
416,530	Vanguard S&P 500 ETF			151,741,879
177,966	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund			7,241,437
				612,559,464
	FIXED INCOME - 11.8%
111,412	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)			14,489,131
472,175	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			14,486,329
135,362	Vanguard Mortgage-Backed Securities ETF			7,224,270
420,349	Vanguard Short-Term Inflation-Protected Securities ETF			21,664,787
235,815	Vanguard Short-Term Treasury ETF			14,507,339
435,267	Xtrackers USD High Yield Corporate Bond ETF(a)			21,758,997
				94,130,853

	TOTAL EXCHANGE-TRADED FUNDS (Cost $502,976,952)			706,690,317

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 19.8%
	COLLATERAL FOR SECURITIES LOANED - 8.6%
69,166,385	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $69,166,385)(b)			69,166,385

	MONEY MARKET FUNDS - 11.2%
89,634,706	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $89,634,706)(b)			89,634,706

	TOTAL SHORT-TERM INVESTMENTS (Cost $158,801,091)			158,801,091
TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	TOTAL INVESTMENTS - 108.1% (Cost $661,778,043)			$ 865,491,408
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%			(65,100,907)
	NET ASSETS - 100.0%			$ 800,390,501

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
106	CBOT 5 Year US Treasury Note	06/30/2021	$ 13,080,188	$ (160,070)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
64	CME E-Mini Russell 2000 Index Futures	06/18/2021	$ 7,112,000	$ 290,383
136	CME E-Mini Standard & Poor's 500 Index Futures	06/18/2021	26,978,320	(260,228)
43	CME E-Mini Standard & Poor's MidCap 400 Index Futures	06/18/2021	11,202,790	43,525
150	ICE US Mini MSCI EAFE Index Futures	06/18/2021	16,440,000	42,605
189	ICE US MSCI Emerging Markets EM Index Futures	06/18/2021	12,497,625	47,630
	TOTAL FUTURES CONTRACTS			$ 163,915

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $99,568,184. The loaned securities were secured with cash collateral of $69,166,385 and non-cash collateral of $32,531,884. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 58.5%
791,281	FlexShares Global Upstream Natural Resources Index Fund			$ 28,636,459
1,256,436	SPDR Portfolio S&P 400 Mid Cap ETF(a)			57,494,511
258,311	SPDR Portfolio S&P 500 Growth ETF			14,568,740
568,522	SPDR Portfolio S&P 500 Value ETF			21,546,984
1,020,007	SPDR Portfolio S&P 600 Small Cap ETF			43,115,696
1,750,930	Vanguard FTSE Developed Markets ETF			85,988,173
973,279	Vanguard FTSE Emerging Markets ETF(a)			50,659,172
385,975	Vanguard Global ex-U.S. Real Estate ETF			21,521,966
155,723	Vanguard Real Estate ETF			14,304,715
356,761	Vanguard S&P 500 ETF			129,968,033
				467,804,449
	FIXED INCOME - 29.8%
277,873	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)			36,137,384
2,071,170	SPDR Portfolio Short Term Corporate Bond ETF			64,848,332
471,804	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			14,474,947
107,646	Vanguard Intermediate-Term Treasury ETF			7,237,041
270,644	Vanguard Mortgage-Backed Securities ETF(a)			14,444,270
838,935	Vanguard Short-Term Inflation-Protected Securities ETF			43,238,710
234,891	Vanguard Short-Term Treasury ETF			14,450,494
126,581	Vanguard Total International Bond ETF(a)			7,230,307
723,457	Xtrackers USD High Yield Corporate Bond ETF(a)			36,165,615
				238,227,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $545,913,089)			706,031,549

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.5%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
39,460,507	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $39,460,507)(b)			39,460,507

	MONEY MARKET FUNDS - 11.6%
92,990,952	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $92,990,952)(b)			92,990,952

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.6% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $132,451,459)			$ 132,451,459

	TOTAL INVESTMENTS - 104.8% (Cost $678,364,548)			$ 838,483,008
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%			(38,543,416)
	NET ASSETS - 100.0%			$ 799,939,592

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
250	CBOT 5 Year US Treasury Note	06/30/2021	$ 30,849,500	$ (397,375)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
1	CME E-Mini Standard & Poor's 500 Index Futures	06/18/2021	$ 198,370	$ (1,307)
1	ICE US Mini MSCI EAFE Index Futures	06/18/2021	109,600	440
1	ICE US MSCI Emerging Markets EM Index Futures	06/18/2021	66,125	(855)
	TOTAL FUTURES CONTRACTS			$ (1,722)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $94,216,633. The loaned securities were secured with cash collateral of $39,460,507 and non-cash collateral of $56,936,946. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 49.7%
116,588	FlexShares Global Upstream Natural Resources Index Fund			$ 4,219,320
185,124	SPDR Portfolio S&P 400 Mid Cap ETF			8,471,274
51,326	SPDR Portfolio S&P 500 Growth ETF(a)			2,894,786
221,858	SPDR Portfolio S&P 500 Value ETF			8,408,418
166,954	SPDR Portfolio S&P 600 Small Cap ETF(a)			7,057,146
258,295	Vanguard FTSE Developed Markets ETF			12,684,867
163,084	Vanguard FTSE Emerging Markets ETF(a)			8,488,522
75,339	Vanguard Global ex-U.S. Real Estate ETF			4,200,903
45,893	Vanguard Real Estate ETF			4,215,731
46,576	Vanguard S&P 500 ETF			16,967,637
				77,608,604
	FIXED INCOME - 38.8%
76,012	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)			9,885,361
139,209	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF			4,265,364
271,542	SPDR Portfolio Short Term Corporate Bond ETF			8,501,980
139,038	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			4,265,686
41,616	Vanguard Intermediate-Term Treasury ETF			2,797,844
52,918	Vanguard Mortgage-Backed Securities ETF			2,824,234
273,255	Vanguard Short-Term Inflation-Protected Securities ETF			14,083,562
114,553	Vanguard Short-Term Treasury ETF			7,047,301
24,853	Vanguard Total International Bond ETF			1,419,603
113,363	Xtrackers USD High Yield Corporate Bond ETF(a)			5,667,016
				60,757,951

	TOTAL EXCHANGE-TRADED FUNDS (Cost $112,140,810)			138,366,555

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 17.8%
	COLLATERAL FOR SECURITIES LOANED - 6.7%
10,557,915	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $10,557,915)(b)			10,557,915

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 17.8% (Continued)
	MONEY MARKET FUNDS - 11.1%
17,343,047	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $17,343,047)(b)			$ 17,343,047

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,900,962)			27,900,962

	TOTAL INVESTMENTS - 106.3% (Cost $140,041,772)			$ 166,267,517
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%			(9,830,894)
	NET ASSETS - 100.0%			$ 156,436,623

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
62	CBOT 5 Year US Treasury Note	06/30/2021	$ 7,650,676	$ (98,355)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
5	CME E-mini Russell 2000 Index Futures	06/18/2021	$ 555,625	$ 20,785
11	CME E-Mini Standard & Poor's 500 Index Futures	06/18/2021	2,182,070	(20,615)
3	CME E-Mini Standard & Poor's MidCap 400 Index Futures	06/18/2021	781,590	3,225
10	ICE US Mini MSCI EAFE Index Futures	06/18/2021	1,096,000	2,910
14	ICE US MSCI Emerging Markets EM Index Futures	06/18/2021	925,750	2,920
	TOTAL FUTURES CONTRACTS			$ 9,225

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $24,127,336. The loaned securities were secured with cash collateral of $10,557,915 and non-cash collateral of $14,094,556. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS® ETF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolios may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolios’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 52,832,784	$ -	$ -	$ 52,832,784
Short-Term Investments	8,062,743	-	-	8,062,743
Total	$ 60,895,527	$ -	$ -	$ 60,895,527

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 49,583,912	$ -	$ -	$ 49,583,912
Short-Term Investments	4,225,376	-	-	4,225,376
Total	$ 53,809,288	$ -	$ -	$ 53,809,288

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 20,337,886	$ -	$ -	$ 20,337,886
Short-Term Investments	2,393,575	-	-	2,393,575
Total	$ 22,731,461	$ -	$ -	$ 22,731,461

TOPS® ETF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 61,519,775	$ -	$ -	$ 61,519,775
Short-Term Investments	2,259,774	-	-	2,259,774
Total	$ 63,779,549	$ -	$ -	$ 63,779,549

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 75,742,641	$ -	$ -	$ 75,742,641
Short-Term Investments	7,104,743	-	-	7,104,743
Total	$ 82,847,384	$ -	$ -	$ 82,847,384

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 418,773,072	$ -	$ -	$ 418,773,072
Short-Term Investments	96,774,392	-	-	96,774,392
Derivatives
Futures Contracts **	29,002	-	-	29,002
Total	$ 515,576,466	$ -	$ -	$ 515,576,466

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$ 333,138	$ -	$ -	$ 333,138

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 706,690,317	$ -	$ -	$ 706,690,317
Short-Term Investments	158,801,091	-	-	158,801,091
Derivatives
Futures Contracts **	424,143	-	-	424,143
Total	$ 865,915,551	$ -	$ -	$ 865,915,551

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$ 420,298	$ -	$ -	$ 420,298

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 706,031,549	$ -	$ -	$ 706,031,549
Short-Term Investments	132,451,459	-	-	132,451,459
Derivatives
Futures Contracts **	440	-	-	440
Total	$ 838,483,448	$ -	$ -	$ 838,483,448

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$ 399,537	$ -	$ -	$ 399,537

TOPS® ETF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 138,366,555	$ -	$ -	$ 138,366,555
Short-Term Investments	27,900,962	-	-	27,900,962
Derivatives
Futures Contracts **	29,840	-	-	29,840
Total	$ 166,297,357	$ -	$ -	$ 166,297,357

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$ 118,970	$ -	$ -	$ 118,970

 The Portfolios did not hold any Level 2 or 3 securities during the period ended March 31, 2021.

*Refer to the Schedule of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Managed Risk Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Managed Risk Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended March 31, 2021, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Gain (Loss)
Managed Risk Balanced ETF Portfolio	$ 341,895
Managed Risk Growth ETF Portfolio	(5,491,415)
Managed Risk Moderate Growth ETF Portfolio	(328,119)
Managed Risk Flex ETF Portfolio	(346,253)

For the period ended March 31, 2021, the Portfolios had the following change in unrealized depreciation from futures contracts.

Portfolio	Net Change in Unrealized Depreciation
Managed Risk Balanced ETF Portfolio	$ (959,686)
Managed Risk Growth ETF Portfolio	(1,718,295)
Managed Risk Moderate Growth ETF Portfolio	(1,783,461)
Managed Risk Flex ETF Portfolio	(317,141)

The notional value of the futures contracts disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2021 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans - The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
TOPS Aggressive Growth ETF	$ 50,227,304	$ 10,772,407	$ (104,184)	$ 10,668,223
TOPS Balanced ETF	47,887,682	6,377,693	(456,087)	5,921,606
TOPS Conservative ETF	20,913,152	1,965,173	(146,864)	1,818,309
TOPS Growth ETF	51,035,943	13,068,105	(324,499)	12,743,606
TOPS Moderate Growth ETF	70,050,141	13,271,061	(473,818)	12,797,243
TOPS Managed Risk Balanced ETF	448,086,420	75,151,091	(7,690,047)	67,461,044
TOPS Managed Risk Growth ETF	674,946,176	205,769,577	(15,224,345)	190,545,232
TOPS Managed Risk Moderate Growth ETF	688,999,022	162,047,343	(12,563,357)	149,483,986
TOPS Managed Risk Flex ETF	141,538,912	26,826,310	(2,097,705)	24,728,605